Financial assets at fair value through profits or loss	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profits or loss
Financial assets at fair value through profits or loss

6.Financial assets at fair value through profits or loss

	As of	As of
	December 31,	June 30,
	2024	2025
Non-current assets
Available-for-sale debt investments	—	—
Unlisted equity investments	—	1,000
	—	1,000
Current assets
Fund investments	264	5,873
Hong Kong listed equity securities	—	269
US listed equity securities	—	1,632
	264	7,774

	264	8,774

The following table presents the changes in financial assets measured at fair value for each of the reporting period:

	As of	As of
	December 31,	June 30,
	2024	2025
Balance at the beginning of period	248	264
Business combination – merger transaction	—	7,599
Fair value changes (Note 17)	16	911
Balance at the end of period	264	8,774